Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2019
Disclosure Of Changes In Accounting Estimates Abstract
Recent accounting pronouncements issued but not yet effective, description	Using an incremental borrowing rate of 11.09%, adoption of the new standard resulted in the recognition of additional right-of-use assets and leases liabilities of $0.3 million as of January 1, 2019 and no cumulative adjustment to opening deficit.